DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Borrowing [Roll Forward]
Dec. 31, 2016	$ 33,579
Debt obligation issuance, net of repayments	3,030
Non-cash changes in debt obligations
Assumed from business combinations	1,772
Derecognized on loss of control of subsidiaries	(1,370)
Amortization of deferred financing costs and (premium) discount	69
Foreign currency translation	924
Other	(13)
Dec. 31, 2017	$ 37,991